Average Annual Total Returns - Low Volatility Equity Yield Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Investor Class Inception Date	Investor Class 1 Year	Investor Class 5 Years	Investor Class 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years	Class R5 10 Years	Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years		Class R6 10 Years		Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years	Lipper Equity Income Funds Index 1 Year	Lipper Equity Income Funds Index 5 Years	Lipper Equity Income Funds Index 10 Years
Total	Mar. 31, 2006	6.06%	2.14%	7.19%	5.70%	1.44%	6.44%	3.83%	1.51%	5.71%	Mar. 31, 2006	10.30%	2.50%	7.13%	Mar. 31, 2006	12.04%	3.06%	7.54%	Oct. 03, 2008	12.59%	3.56%	8.06%	Apr. 25, 2008	12.33%	3.31%	7.80%	Mar. 31, 2006	12.81%	3.75%	8.20%	Apr. 04, 2017	12.82%	3.56%	[1]	7.93%	[1]	31.43%	11.48%	13.54%	31.49%	11.70%	13.56%	26.40%	8.81%	11.20%

[1]	Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waiver and/or expense reimbursements.